Note 7 - Long-term Debt (Details)												12 Months Ended
	Sep. 12, 2025 USD ($)	Sep. 02, 2025 USD ($)	Aug. 12, 2025 USD ($)	Jul. 24, 2025 USD ($)	Jul. 09, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 24, 2025 USD ($)	Dec. 20, 2024 USD ($)	Dec. 12, 2024 USD ($)	Dec. 10, 2024 USD ($)	Dec. 03, 2024 USD ($)	Dec. 31, 2025 USD ($)	Apr. 16, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 09, 2024 USD ($)	Dec. 02, 2024 USD ($)
Long-Term Debt, Gross												$ 157,555,000		$ 0
Interest Expense, Debt												$ 8,144,000
Minimum [Member]
Term Loan, Value Maintenance Clauses												115.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses												120.00%
Loans Payable [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time												5.40%
Loans Payable [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period												5.29%
Loans Payable [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period												5.54%
Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount																$ 150,147,000
Proceeds from Issuance of Long-Term Debt											$ 147,709,000
Repayments of Long-Term Debt			$ 3,405,900				$ 61,668,000
Long-Term Debt, Gross												$ 67,247,000		0
Debt Instrument, Number of Installments												16
Debt Instrument, Periodic Payment												$ 1,733,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												39,504,300
Loans Payable [Member] | Silkstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount															$ 34,911,000
Proceeds from Issuance of Long-Term Debt										$ 34,611,000
Repayments of Long-Term Debt							19,360,000
Long-Term Debt, Gross												$ 13,108,000		0
Debt Instrument, Number of Installments												16
Debt Instrument, Periodic Payment												$ 400,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												6,704,000
Loans Payable [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount									$ 84,931,000
Proceeds from Issuance of Long-Term Debt									$ 84,931,000
Repayments of Long-Term Debt	$ 10,360,600	$ 1,222,900		$ 4,137,500			20,278,000
Long-Term Debt, Gross												$ 42,992,000		0
Debt Instrument, Number of Installments												16
Debt Instrument, Periodic Payment												$ 1,100,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 25,377,200
Debt Instrument, Number of Tranches									3			3
Loans Payable [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount								$ 72,000,000
Proceeds from Issuance of Long-Term Debt								$ 72,000,000
Repayments of Long-Term Debt						$ 1,230,700	$ 48,919,000
Long-Term Debt, Gross												$ 19,195,000		0
Debt Instrument, Number of Tranches								2
Loans Payable [Member] | Costamare Bulkers Ships Inc. Loan Agreement Entered 2025 [Member]
Debt Instrument, Face Amount													$ 100,000,000
Proceeds from Issuance of Long-Term Debt					$ 15,300,000
Long-Term Debt, Gross												$ 15,013,000		$ 0
Debt Instrument, Number of Installments												23
Debt Instrument, Periodic Payment												$ 286,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												8,415,000
Loans Payable, Tranche A [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross												$ 5,911,000
Debt Instrument, Number of Installments												16
Debt Instrument, Periodic Payment												$ 133,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												3,777,000
Loans Payable, Tranche B [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross												$ 13,284,000
Debt Instrument, Number of Installments												20
Debt Instrument, Periodic Payment												$ 262,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 8,034,000